Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following (in thousands):

	September 29, 2013	December 30, 2012
Finished goods	$882	$5,910
Raw materials	689	2,212

	$1,571	$8,122

Inventory consisted of the following (in thousands):

	December 30, 2012	January 1, 2012
Finished goods	$5,910	$8,036
Work-in-process	—	1,235
Purchased parts and raw materials	2,212	203

	$8,122	$9,474